Long-term debt - Narrative (Details) $ in Millions, $ in Millions		12 Months Ended
	Mar. 16, 2022 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Feb. 15, 2024 CAD ($)	Feb. 15, 2024 USD ($)	Nov. 14, 2023 CAD ($)	Aug. 11, 2023 CAD ($)	May 11, 2023 CAD ($)	May 11, 2023 USD ($)	Feb. 09, 2023 CAD ($)	Nov. 10, 2022 CAD ($)	Feb. 11, 2022 CAD ($)	Feb. 11, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Early debt redemption costs		$ 1	$ 18
Series M-57 Medium Term Notes Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 300
Series M-57 Medium Term Notes Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						5.85%
Series M-62 Medium Term Notes Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 700
Series M-62 Medium Term Notes Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						5.25%
Series M-60 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 600
Series M-60 Medium Term Note Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							5.15%
Series M-61 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 400
Series M-61 Medium Term Note Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							5.60%
Series US-8 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 1,138	$ 850
Series US-8 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)								5.10%	5.10%
Series M-58 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 1,050
Series M-58 Medium Term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)										4.55%
Series M-59 Medium Term Notes Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 450
Series M-59 Medium Term Notes Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)										5.15%
Series M57 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount											$ 1,000
Series M57 Medium Term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)											5.85%
Series M-26 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed	$ 1,000
Early debt redemption costs	$ 18
Series M-26 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.35%
Series US-7 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount												$ 954	$ 750
Series US-7 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)												3.65%	3.65%
Series US-9 Notes | Borrowings
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 942	$ 700
Series US-9 Notes | Fixed interest rate | Borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.20%	5.20%
Series US-10 Notes | Borrowings
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 1,009	$ 750
Series US-10 Notes | Borrowings | Fair value hedges
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 336
Series US-10 Notes | Fixed interest rate | Borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.55%	5.55%